Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization and principal activities
Schedule of ownership structure of the subsidiaries and VIEs

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
The Company:
Pintec Technology Holdings Limited (“Pintec”)	March 2, 2017	The Cayman Islands		Investment holding
Wholly owned subsidiaries:
Sky City Holdings Limited (“Sky City BVI”)	June 23, 2016	BVI	100%	Investment holding
Sky City Hong Kong Limited (“Sky City HK”)	August 17, 2016	Hong Kong	100%	Investment holding
Sky City (Beijing) Technology Co., Ltd. (“Sky City WFOE”)	December 22, 2016	The PRC	100%	Investment holding
Next Hop Holdings Limited (“Next Hop BVI”)	January 4, 2016	BVI	100%	Investment holding
Next Hop Hong Kong Limited (“Next Hop HK”)	January 20, 2016	Hong Kong	100%	Investment holding
Pintec (Beijing) Technology Co., Ltd (“Pintec Beijing WFOE”)	December 21, 2016	The PRC	100%	Investment holding
Anxunying (Tianjin) Commercial Factoring Co., Ltd. ("Anxunying Tianjin")	December 3, 2018	The PRC	100%	Lending solution business
Pintec Solutions Pte. Ltd. ("Pintec Solutions")	December 21, 2018	Singapore	100%	Lending solution business
Pintec (Ganzhou) Technology Co.,Ltd ("Pintec Ganzhou")	December 24, 2018	The PRC	100%	Lending solution business
VIEs and VIEs’ subsidiaries (referred to as “Pintec Operating Entities”):
Anquying (Tianjin) Technology Co., Ltd. (“Tianjin Anquying”)	January 29, 2016	The PRC	100%	Lending solution business
Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”)	November 16, 2015	The PRC	100%	Lending solution business
Ganzhou Dumiao Intelligence Technology Co., Ltd (formerly known as Anquying (Ganzhou) Technology Co., Ltd.) (“Ganzhou Anquying”)	May 27, 2017	The PRC	100%	Lending solution business
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. (“Shenzhen Minheng”)	June 30, 2016	The PRC	100%	Lending solution business
Beijing Hongdian Fund Distributor Co., Ltd. (“Beijing Hongdian”)	April 13, 2015	The PRC	100%	Wealth management solution business
Xuanji Intelligence (Beijing) Technology Co., Ltd. (“Beijing Xuanji”)	May 31, 2016	The PRC	100%	Wealth management solution business
Tianjin Xiangmu Asset Management Co., Ltd. (“Tianjin Xiangmu”)	June 18, 2015	The PRC	100%	Wealth management solution business
Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd) (“Beijing Jinke”)	January 3, 2017	The PRC	100%	Wealth management solution business
Myfin Insurance Broker Co., Ltd (“Myfin Insurance”)	December 17, 2015	The PRC	100%	Insurance solution business

Schedule of expenses allocated from Jimu Parent

	Share based
For the year ended December 31, 2016:	compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	27	3,825	3,852
Sales and marketing expenses	1,986	33,458	35,444
General and administrative expenses	21,524	39,099	60,623
Research and development expenses	2,128	38,847	40,975
Total	25,665	115,229	140,894

	Share based
For the year ended December 31, 2018:	compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	214	366	580
Sales and marketing expenses	3,147	1,769	4,916
General and administrative expenses	28,945	4,747	33,692
Research and development expenses	4,190	5,309	9,499
Total	36,496	12,191	48,687

	Share based
For the year ended December 31, 2017:	compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	27	2,693	2,720
Sales and marketing expenses	2,470	15,745	18,215
General and administrative expenses	25,263	20,270	45,533
Research and development expenses	3,258	32,537	35,795
Total	31,018	71,245	102,263

Schedule of consolidated financial information of the VIEs directly attributable to the predecessor operations were included in Group's consolidated financial statements

	As of
	December 31,
	2017	2018
	RMB	RMB
ASSETS
Cash and cash equivalents	159,189	232,913
Restricted time deposits	5,000	7,033
Short-term investments	2,000	—
Short-term financing receivables, net	1,506,179	742,117
Accrued interest receivable, net	7,637	11,052
Accounts receivable, net	36,556	47,148
Prepayments and other current assets	38,516	32,814
Amounts due from the Company and its subsidiaries	337,200	2,321,846
Amounts due from related parties	91,244	56,674
Total current assets	2,183,521	3,451,597
Long-term investments	—	35,000
Long-term financing receivables, net	178,627	18,882
Property, equipment and software, net	4,506	4,819
Intangible assets, net	7,163	5,382
Goodwill	25,680	25,680
Deferred tax assets	—	36,840
Total non-current assets	215,976	126,603
Total assets	2,399,497	3,578,200
LIABILITIES
Short-term borrowings	—	220,000
Short-term funding debts	1,220,884	679,957
Accrued interest payable	7,174	15,021
Accounts payable	42,985	37,691
Amounts due to related parties	344,028	80,713
Tax payable	21,327	51,633
Financial guarantee liabilities	—	15,537
Accrued expenses and other liabilities	81,180	123,624
Amounts due to the Company and its subsidiaries	239,812	2,261,088
Total current liabilities	1,957,390	3,485,264
Long-term funding debts	469,733	21,498
Amounts due to related parties	11,120	—
Total non-current liabilities	480,853	21,498
Total liabilities	2,438,243	3,506,762

	For the year
	ended
	December 31,
	2016	2017	2018
Total net revenues	54,874	661,417	1,080,451
Net (loss)/income	(200,494)	(31,343)	62,190

	For the year
	ended
	December 31,
	2016	2017	2018
Net cash (used in)/provided by operating activities	(123,066)	83,080	86,135
Net cash (used in)/provided by investing activities	(108,178)	(1,444,358)	725,862
Net cash provided by/(used in) financing activities	256,700	1,498,175	(736,240)
Net increase in cash, cash equivalents and restricted time deposits	25,456	136,897	75,757
Cash and cash equivalents at beginning of the year	1,836	27,292	159,189
Restricted time deposits at beginning of the year	—	—	5,000
Cash, cash equivalents and restricted time deposits at end of the year	27,292	164,189	239,946
Including:
Cash and cash equivalents at end of the year	27,292	159,189	232,913
Restricted time deposits at end of the year	—	5,000	7,033